SHARE BASED COMPENSATION (Assumptions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB)	23.32	5.60	6.91
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.29%
Expected term	1 year 9 months 18 days
Expected volatility	87.80%
Fair value per option at grant date (RMB)	20.4
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.46%
Expected term	5 years
Expected volatility	96.30%
Fair value per option at grant date (RMB)	28.14